Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	$ 79,874,727	$ 54,040,948	$ 1,335,374
Cost of sales	(78,410,244)	(53,193,237)	(1,168,808)
Gross profit	1,464,483	847,711	166,566
Other income	16,636	34,793	3,122
Other losses	(98,650)	(17,325)
Distribution and selling expenses	(721,388)	(1,353,843)
Administrative expenses	(56,043,741)	(6,858,210)	(1,164,981)
(Loss)/profit from operations	(55,382,660)	(7,346,874)	(995,293)
Finance costs
(Loss)/profit before tax	(55,382,660)	(7,346,874)	(995,293)
Income tax income/(expense)	(621)	(5,495)
Loss before discontinued operations	(55,383,281)	(7,352,369)	(995,293)
Discontinued operation:
Discontinued operation loss	(8,915,414)	(29,863,114)	(4,672,124)
Loss on disposal of discontinued operation	(9,193,736)
Loss for the year	(73,492,431)	(37,215,483)	(5,667,417)
Other comprehensive loss
- currency translation differences	(402,573)	1,438,756	3,641,747
Total comprehensive loss for the year	$ (73,895,004)	$ (35,776,727)	$ (2,025,670)
Loss per share of common stock attributable to the Company
- Basic (in Dollars per share)	$ (43.7)	$ (82.3)	$ (20.9)
- Diluted (in Dollars per share)	$ (43.7)	$ (82.3)	$ (20.9)
Weighted average shares outstanding:
- Basic (in Shares)	1,681,547	452,345	271,253
- Diluted (in Shares)	1,681,547	452,345	271,253